Long-Term Debt - Summary of Long Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,235.8	$ 1,245.1
Less current portion	52.2	51.0
Long-term portion	1,183.6	1,194.1
Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Long-term debt	298.6	298.2
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Long-term debt	533.0	543.3
Term loan
Disclosure of detailed information about borrowings [line items]
Long-term debt	307.2	307.9
Notes payable
Disclosure of detailed information about borrowings [line items]
Long-term debt	62.4	64.7
Software financing obligations
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 34.6	$ 31.0